Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Cost	$ 2,236	$ 1,907	$ 1,746
Gross unrealized gains	434	390	228
Gross unrealized losses	53	35	115
Fair value	2,617	2,262	1,859
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	18	16	11
Gross unrealized losses	4	5	3
Fair value	14	11	8
Common shares [member]
Disclosure of financial assets [line items]
Cost	2,218	1,891	1,735
Gross unrealized gains	434	390	228
Gross unrealized losses	49	30	112
Fair value	$ 2,603	$ 2,251	$ 1,851